Fair Value measurements - Assets and liabilities that were measured at fair value on a recurring basis (Details) - Recurring $ in Thousands	Jun. 30, 2023 USD ($)
Fair value measurements
Fair value measured	$ 20,026
Common stock public warrant liabilities
Fair value measurements
Fair value measured	3,690
Common stock private warrant liabilities
Fair value measurements
Fair value measured	98
Other warrant liabilities
Fair value measurements
Fair value measured	7,839
Embedded derivatives
Fair value measurements
Fair value measured	8,399
Level 1
Fair value measurements
Fair value measured	3,690
Level 1 | Common stock public warrant liabilities
Fair value measurements
Fair value measured	3,690
Level 2
Fair value measurements
Fair value measured	16,336
Level 2 | Common stock private warrant liabilities
Fair value measurements
Fair value measured	98
Level 2 | Other warrant liabilities
Fair value measurements
Fair value measured	7,839
Level 2 | Embedded derivatives
Fair value measurements
Fair value measured	$ 8,399